NOTE 9 - SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 13, 2014	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Development Stage Entities, Stock Issued, Shares, Issued for Cash	6,539,233	2,765,400	17,440,940
Development Stage Entities, Stock Issued, Value, Issued for Cash	$ 326,962	$ 138,270	$ 872,047	$ 9,560